May 9, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Western Reserve Life Assurance Co. of Ohio

WRL Series Life Account

WRL Freedom Elite Builder II (File No. 333-110315)

CIK No.: 0000778209

Dear Commissioners:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 14, 2008 via EDGAR.

Sincerely,

/s/ Gayle A. Morden
Gayle A. Morden
Compliance Manager

cc:	Arthur D. Woods, Esq.

Mary Jane Wilson-Bilik, Esq.

Priscilla Hechler